OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
OTHER NON-CURRENT ASSETS
Rental deposits	$ 3,110	$ 2,914
Other non-current assets	$ 3,110	$ 2,914